OPERATING LEASE	6 Months Ended
Sep. 30, 2021
OPERATING LEASE
OPERATING LEASE

14. OPERATING LEASE

The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining terms of one year to five years.

Supplemental unaudited interim condensed consolidated balance sheets information related to leases were as follows:

	March 31,	September 30,
	2021	2021
	RMB	RMB
Right-of-use assets	46,829	39,388
Operating lease liabilities - current	11,657	17,894
Operating lease liabilities – non-current	34,365	12,362
Total operating lease liabilities	46,022	30,256

Weighted average remaining lease term	4.33	2.53
Weighted average discount rate	5.40%	5.22%

Total operating lease costs were RMB26.3 million for the six months ended September 30, 2020 including RMB23.0 million recorded from continuing operating and RMB3.3 million from discontinued operations. Total short-term lease costs were RMB7.7 million for the six months ended September 30, 2020, including RMB4.4 million recorded from continuing business and RMB3.3 million from discontinued operations.

Total operating lease costs were RMB7.4 million for the six months ended September 30, 2021.Total short-term lease costs were RMB1.3 million for the six months ended September 30, 2021.

Supplemental cash flow information related to leases in both continuing and discontinued operations were as follows:

	Six months ended September 30,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	7,670	14,405
Right-of-use assets obtained in exchange for operating lease liabilities	58,554	23,628

Maturities of operating lease liabilities are as follows:

September 30, 2021
RMB
Remaining months of 2021	—
2022	19,142
2023	7,246
2024	5,886
Total operating lease payments	32,274
Less: imputed interest	(2,018)
Total lease liabilities	30,256